Revenue	12 Months Ended
Dec. 31, 2021
Disclosure of revenue [text block] [Abstract]
REVENUE
8.	REVENUE

	Year ended December 31,
	2021	2020	2019
Apparel
- Wholesale	1,025,644	8,366,144	10,308,309
- Retail	3,935,049	446,835	571,403
	4,960,693	8,812,979	10,879,712
Subcontracting	-	727,797	5,585,850
	4,960,693	9,530,776	16,465,562
Travel service	51,818,166	991,929	-
Cross-board products	2,222,782	343,444	-
Total	59,001,641	10,876,149	16,465,562

Revenue is denominated only in USD.